CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement
Revenue	$ 43,510	$ 0
Cost of sales	(15,090)	0
Mine operating income	28,420	0
Operating expenses
General and administrative expenses	(7,824)	(6,011)
Exploration and evaluation expenditures	(5,444)	(10,476)
Depreciation	(56)	(59)
Share-based compensation	(1,866)	(1,721)
Total operating expense	(15,190)	(18,267)
Other income (expense)
Foreign exchange gain (loss)	27,913	(5,171)
Interest and finance expense	(6,589)	(27)
Interest income	2,811	1,085
Income (loss) before income taxes	37,365	(22,380)
Income tax expense	(5,682)	(384)
Deferred income tax expense	(382)	0
Income (loss) for the year	31,301	(22,764)
Other comprehensive loss
Foreign currency translation adjustment	(27,987)	5,325
Comprehensive income (loss) for the year	$ 3,314	$ (17,439)
Basic income (loss) per common share	$ 0.21	$ (0.16)
Diluted income (loss) per common share	$ 0.21	$ (0.16)
Weighted average number of common shares outstanding
Basic	146,164	142,611
Diluted	152,190	142,611